Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Jul. 31, 2021	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020
Subsequent Event [Line Items]
Net cash used in operating activities			$ 12,851	$ (3,921)
Number of shares granted				4,963,017
2018 Stock Option Scheme
Subsequent Event [Line Items]
Number of shares granted		12,187,420
2018 Stock Option Scheme | Maximum
Subsequent Event [Line Items]
Number of shares granted		55,980,360
Restricted Share Units | 2019 Plan | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of share granted	239,600
Vesting period	5 years
Restricted Share Units | 2019 Plan | Subsequent Event [Member] | Minimum
Subsequent Event [Line Items]
Exercise price per share	$ 0
Restricted Share Units | 2019 Plan | Subsequent Event [Member] | Maximum
Subsequent Event [Line Items]
Exercise price per share	$ 0.81
Share Options | 2018 Stock Option Scheme | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares granted	680,000
Vesting period	5 years
Share Options | 2018 Stock Option Scheme | Subsequent Event [Member] | Minimum
Subsequent Event [Line Items]
Share options exercise price per share	$ 0
Share Options | 2018 Stock Option Scheme | Subsequent Event [Member] | Maximum
Subsequent Event [Line Items]
Share options exercise price per share	$ 0.81